Insurance	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Insurance
Insurance

INSURANCE RESERVES

Components of unearned insurance premium reserves, claim reserves and benefit reserves were as follows:

(dollars in millions)
December 31,	2017	2016

Finance receivable related:
Payable to OMH:
Unearned premium reserves	515	508
Claim reserves	75	78
Subtotal (a)	590	586

Payable to third-party beneficiaries:
Unearned premium reserves	99	98
Benefit reserves	103	105
Claim reserves	18	20
Subtotal (b)	220	223

Non-finance receivable related:
Unearned premium reserves	81	86
Benefit reserves	375	388
Claim reserves	61	60
Subtotal (b)	517	534

Total	$1,327	$1,343

(a)	Reported as a contra-asset to net finance receivables.

(b)	Reported in insurance claims and policyholder liabilities.

Our insurance subsidiaries enter into reinsurance agreements with other insurers. Reserves related to unearned premiums, claims and benefits assumed from non-affiliated insurance companies totaled $325 million and $333 million at December 31, 2017 and 2016, respectively.

Reserves related to unearned premiums, claims and benefits ceded to non-affiliated insurance companies totaled $95 million and $102 million at December 31, 2017 and 2016, respectively.

Changes in the reserve for unpaid claims and loss adjustment expenses (not considering reinsurance recoverable):

(dollars in millions)
At or for the Years Ended December 31,	2017	2016	2015

Balance at beginning of period	$158	$177	$70
Less reinsurance recoverables	(26)	(26)	(22)
Net balance at beginning of period	132	151	48
Reserve for unpaid claims and loss adjustment expenses assumed in connection with the OneMain Acquisition	—	—	104
Additions for losses and loss adjustment expenses incurred to:
Current year	188	203	83
Prior years *	5	(20)	5
Total	193	183	88
Reductions for losses and loss adjustment expenses paid related to:
Current year	(115)	(124)	(63)
Prior years	(78)	(78)	(26)
Total	(193)	(202)	(89)
Foreign currency translation adjustment	(1)	—	—
Net balance at end of period	131	132	151
Plus reinsurance recoverables	23	26	26
Balance at end of period	$154	$158	$177

*
Reflects (i) a shortfall in the prior years’ net reserves of $5 million at December 31, 2017, primarily due to an unfavorable development on previously disclosed property and casualty policies and an unfavorable development on certain assumed credit disability policies (ii) a redundancy in the prior years’ net reserves of $20 million at December 31, 2016 primarily due to credit disability and credit involuntary unemployment insurance claims developing more favorably than anticipated, and (iii) a shortfall in the prior years’ net reserves of $5 million at December 31, 2015 primarily resulting from increased estimates for claims incurred in prior years as claims have developed.

Incurred claims and allocated claim adjustment expenses, net of reinsurance, as of December 31, 2017, were as follows:

						At December 31, 2017
(dollars in millions)	2013 (a)	2014 (a)	2015 (a)	2016 (a)	2017	Incurred-but- not-reported Liabilities (b)	Cumulative Number of Reported Claims	Cumulative Frequency (c)
Credit Insurance
Accident Year
2013	$140	$127	$125	$124	$124	—	50,295	2.7%
2014	—	145	132	130	131	3	51,776	2.7%
2015	—	—	138	129	129	8	52,505	2.8%
2016	—	—	—	138	135	20	51,558	2.8%
2017	—	—	—	—	136	59	39,329	2.2%
Total					$655

(a)	Unaudited.

(b)	Includes expected development on reported claims.

(c)	Frequency for each accident year is calculated as the ratio of all reported claims incurred to the total exposures in force.

Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance, as of December 31, 2017, were as follows:

(dollars in millions)	2013 *	2014 *	2015 *	2016 *	2017
Credit Insurance
Accident Year
2013	$68	$105	$115	$121	$124
2014	—	71	110	121	128
2015	—	—	71	109	121
2016	—	—	—	75	115
2017	—	—	—	—	77
Total					$565

All outstanding liabilities before 2013, net of reinsurance					—
Liabilities for claims and claim adjustment expenses, net of reinsurance					$90

*	Unaudited.

The reconciliations of the net incurred and paid claims development to the liability for claims and claim adjustment expenses were as follows:

(dollars in millions)
December 31,	2017	2016 *	2015 *

Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance:
Credit insurance	$90	$96	$105
Other short-duration insurance lines	22	20	25
Total	112	116	130

Reinsurance recoverable on unpaid claims:
Other short-duration insurance lines	20	22	22

Insurance lines other than short-duration	22	20	25
Total gross liability for unpaid claims and claim adjustment expense	$154	$158	$177

*	Unaudited.

We use completion factors to estimate the unpaid claim liability for credit insurance and most other short-duration products. For some products, the unpaid claim liability is estimated as a percent of exposure. For the long-tailed Excess & Surplus products, which have a longer period of time before claims are paid, unpaid claim liabilities are estimated by a third party and reviewed by our appointed actuary using statistical analyses, including analysis of trends in loss severity and frequency.

There have been no significant changes in methodologies or assumptions during 2017.

Our average annual percentage payout of incurred claims by age, net of reinsurance, as of December 31, 2017, were as follows:

Years	1	2	3	4	5
Credit insurance	55.4%	29.4%	8.9%	4.8%	2.5%

STATUTORY ACCOUNTING

Springleaf and OneMain insurance subsidiaries file financial statements prepared using statutory accounting practices prescribed or permitted by the Indiana DOI and the Texas DOI, respectively, which is a comprehensive basis of accounting other than GAAP. The primary differences between statutory accounting practices and GAAP are that under statutory accounting, policy acquisition costs are expensed as incurred, policyholder liabilities are generally valued using prescribed actuarial assumptions, and certain investment securities are reported at amortized cost. We are not required and did not apply purchase accounting to the insurance subsidiaries on a statutory basis.

Statutory net income (loss) for our insurance companies by type of insurance was as follows:

(dollars in millions)
Years Ended December 31,	2017	2016	2015

Property and casualty
Yosemite	$19	$11	$15
Triton	31	14	3

Life and health
Merit	$37	$20	$(1)
AHL	34	71	11

Statutory capital and surplus for our insurance companies by type of insurance were as follows:

(dollars in millions)
December 31,	2017	2016

Property and casualty
Yosemite	$42	$63
Triton	170	139

Life and health
Merit	$79	$133
AHL	130	215

Springleaf and OneMain insurance companies are also subject to risk-based capital requirements adopted by the Indiana DOI and the Texas DOI, respectively. Minimum statutory capital and surplus is the risk-based capital level that would trigger regulatory action. At December 31, 2017 and 2016, our insurance subsidiaries’ statutory capital and surplus exceeded the risk-based capital minimum required levels.

DIVIDEND RESTRICTIONS

Our insurance subsidiaries are subject to state regulations that limit their ability to pay dividends. State law restricts the amounts that Merit and Yosemite may pay as dividends without prior notice to the Indiana DOI and the amounts that AHL and Triton may pay as dividends without prior notice to the Texas DOI. The maximum amount of dividends, referred to as “ordinary dividends,” for an Indiana or Texas domiciled life insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net gain from operations as of the prior year-end. Any amount greater must be approved by the Indiana DOI or Texas DOI prior to its payment. The maximum ordinary dividends for an Indiana or Texas domiciled property and casualty insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end or (ii) the statutory net income. Any amount greater must be approved by the Indiana DOI or Texas DOI prior to its payment. These approved dividends are called “extraordinary dividends.” AHL and Triton paid extraordinary dividends to OMFH totaling $111 million during 2017, $105 million during 2016 and $68 million of ordinary dividends subsequent to the effective closing of the OneMain Acquisition in 2015. Merit and Yosemite paid extraordinary dividends to SFC totaling $125 million, $63 million, and $100 million during 2017, 2016, and 2015, respectively.